Submission	Oct. 09, 2026
Submission [Line Items]
Central Index Key	0001866175
Registrant Name	Crescent Energy Co
Registration File Number	333-299357
Form Type	S-3
Submission Type	424B3
Fee Exhibit Type	EX-FILING FEES